UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008


                         USAA TREASURY MONEY MARKET TRUST



[LOGO OF USAA]
   USAA(R)

                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

  =========================================

     SEMIANNUAL REPORT
     USAA TREASURY MONEY MARKET TRUST(R)
     NOVEMBER 30, 2008

  =========================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

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TYPES OF INVESTMENTS

Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         11

   Financial Statements                                                      12

   Notes to Financial Statements                                             15

EXPENSE EXAMPLE                                                              23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

--------------------------------------------------------------------------------

DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

================================================================================

2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM?

  For the six-month period ended November 30, 2008, the USAA Treasury Money Market Trust had a total return of 0.50%. This compares to an average return of 0.40% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc.

  As of November 30, 2008, the Fund's seven-day yield was 0.14%.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

  Typically, short-term Treasury interest rates closely follow the monetary actions of the Federal Reserve Board (the Fed). During the reporting period, however, the worsening credit crisis spread into a global financial crisis that saw major financial institutions fail, merge, or get bailed out at a dizzying pace. In this environment, investors fled risky assets, and their destination of choice was the safety of securities backed by the U.S. Treasury. This pushed yields on Treasuries down to historically low levels. On certain days there literally was no yield to be had by buying short-term Treasuries,

  Refer to page 7 for the iMoneyNet, Inc. definition.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

  yet investors were more than willing to do so, because safety appeared to be their primary concern.

o WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

  Coming into the period, we had coupled sufficient liquidity with a near-term laddered maturity approach to seek to lock in higher yields as Treasury bills declined. As the credit crisis worsened, yields diminished rapidly due to investors' intensified flight to quality. For a time, yields on repurchase agreements were slightly more attractive, but also declined under the pressure of increased investor demand.

o WHAT ARE YOUR OUTLOOK AND STRATEGY?

  There are many variables to consider, the most influential of which may be the substantial government support of financial markets in the United States and abroad. We believe these efforts eventually will lead to improved conditions in the credit markets. Additional factors will be the size and funding requirements of the U.S. government and continued investor demand for Treasury securities. With Treasury yields at historically low levels, we see little relative value in extending the maturity of the portfolio by investing in longer-term Treasury bills as opposed to shorter-term repurchase agreements. When conditions in the Treasury market reflect a more normal state, we will look toward seeking to capture higher yields.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                          11/30/08                  5/31/08
--------------------------------------------------------------------------------
Net Assets                            $284.3 Million            $219.5 Million
Net Asset Value Per Share                 $1.00                     $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/08
--------------------------------------------------------------------------------

5/31/08 to 11/30/08        1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
      0.50%*                1.61%        2.80%          3.07%           0.14%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  USAA TREASURY
                            MONEY MARKET TRUST             IMONEYNET AVERAGE
11/27/2007                         3.81%                         3.37%
12/18/2007                         3.16                          3.14
 1/29/2008                         2.09                          2.18
 2/26/2008                         2.19                          2.05
 3/25/2008                         1.12                          0.88
 4/29/2008                         1.61                          1.08
 5/27/2008                         1.64                          1.10
 6/24/2008                         1.47                          1.10
 7/29/2008                         1.51                          1.15
 8/26/2008                         1.53                          1.18
 9/30/2008                         0.27                          0.41
10/28/2008                         0.43                          0.35
11/25/2008                         0.21                          0.18

                                   [END CHART]

    Data represent the last Tuesday of each month. Ending date 11/25/08.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o  CUMULATIVE PERFORMANCE OF $10,000  o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                USAA TREASURY
                                                             MONEY MARKET TRUST
11/30/98                                                         $10,000.00
12/31/98                                                          10,038.48
01/31/99                                                          10,074.12
02/28/99                                                          10,108.64
03/31/99                                                          10,149.70
04/30/99                                                          10,187.14
05/31/99                                                          10,221.79
06/30/99                                                          10,262.53
07/31/99                                                          10,300.90
08/31/99                                                          10,342.48
09/30/99                                                          10,382.75
10/31/99                                                          10,422.11
11/30/99                                                          10,467.10
12/31/99                                                          10,510.70
01/31/00                                                          10,554.58
02/29/00                                                          10,597.98
03/31/00                                                          10,645.76
04/30/00                                                          10,690.12
05/31/00                                                          10,743.19
06/30/00                                                          10,794.46
07/31/00                                                          10,848.56
08/31/00                                                          10,903.32
09/30/00                                                          10,955.34
10/31/00                                                          11,013.07
11/30/00                                                          11,067.99
12/31/00                                                          11,120.95
01/31/01                                                          11,178.06
02/28/01                                                          11,223.56
03/31/01                                                          11,270.63
04/30/01                                                          11,315.64
05/31/01                                                          11,355.85
06/30/01                                                          11,391.22
07/31/01                                                          11,427.93
08/31/01                                                          11,460.98
09/30/01                                                          11,485.72
10/31/01                                                          11,509.65
11/30/01                                                          11,528.46
12/31/01                                                          11,543.24
01/31/02                                                          11,557.14
02/28/02                                                          11,570.21
03/31/02                                                          11,583.66
04/30/02                                                          11,596.97
05/31/02                                                          11,609.93
06/30/02                                                          11,622.44
07/31/02                                                          11,636.21
08/31/02                                                          11,650.69
09/30/02                                                          11,662.84
10/31/02                                                          11,676.26
11/30/02                                                          11,686.99
12/31/02                                                          11,696.80
01/31/03                                                          11,706.68
02/28/03                                                          11,715.15
03/31/03                                                          11,723.73
04/30/03                                                          11,732.50
05/31/03                                                          11,741.56
06/30/03                                                          11,748.96
07/31/03                                                          11,755.34
08/31/03                                                          11,761.83
09/30/03                                                          11,767.59
10/31/03                                                          11,774.45
11/30/03                                                          11,780.24
12/31/03                                                          11,786.83
01/31/04                                                          11,793.06
02/29/04                                                          11,798.46
03/31/04                                                          11,804.32
04/30/04                                                          11,810.41
05/31/04                                                          11,815.62
06/30/04                                                          11,821.49
07/31/04                                                          11,829.91
08/31/04                                                          11,839.14
09/30/04                                                          11,849.78
10/31/04                                                          11,862.90
11/30/04                                                          11,876.84
12/31/04                                                          11,893.63
01/31/05                                                          11,909.99
02/28/05                                                          11,927.72
03/31/05                                                          11,948.78
04/30/05                                                          11,971.81
05/31/05                                                          11,996.80
06/30/05                                                          12,021.89
07/31/05                                                          12,050.24
08/31/05                                                          12,080.84
09/30/05                                                          12,113.73
10/31/05                                                          12,145.41
11/30/05                                                          12,180.39
12/31/05                                                          12,220.30
01/31/06                                                          12,256.82
02/28/06                                                          12,294.35
03/31/06                                                          12,339.32
04/30/06                                                          12,379.09
05/31/06                                                          12,424.65
06/30/06                                                          12,473.12
07/31/06                                                          12,519.63
08/31/06                                                          12,569.98
09/30/06                                                          12,620.71
10/31/06                                                          12,670.11
11/30/06                                                          12,719.67
12/31/06                                                          12,774.11
01/31/07                                                          12,822.38
02/28/07                                                          12,869.11
03/31/07                                                          12,923.03
04/30/07                                                          12,972.14
05/31/07                                                          13,024.44
06/30/07                                                          13,076.01
07/31/07                                                          13,127.07
08/31/07                                                          13,179.65
09/30/07                                                          13,221.83
10/31/07                                                          13,268.83
11/30/07                                                          13,311.81
12/31/07                                                          13,345.04
01/31/08                                                          13,376.38
02/29/08                                                          13,400.49
03/31/08                                                          13,418.69
04/30/08                                                          13,437.75
05/31/08                                                          13,456.85
06/30/08                                                          13,473.21
07/31/08                                                          13,490.41
08/31/08                                                          13,508.61
09/30/08                                                          13,520.10
10/31/08                                                          13,522.14
11/30/08                                                          13,523.43

                                   [END CHART]

                      Data from 11/30/98 through 11/30/08.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                                     59.7%
U.S. TREASURY BILLS                                                       40.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                        VALUE
(000)        SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (40.4%)(a)
  $ 5,000    2.18%, 12/04/2008                                                             $  4,999
   20,000    0.89%, 12/11/2008                                                               19,995
   20,000    1.23%, 12/18/2008                                                               19,989
   10,000    0.35%, 12/26/2008                                                                9,998
    5,000    0.62%, 1/02/2009                                                                 4,997
    5,000    0.58%, 1/08/2009                                                                 4,997
   10,000    1.83%, 1/15/2009                                                                 9,977
   15,000    0.61%, 1/22/2009                                                                14,987
    5,000    1.09%, 1/29/2009                                                                 4,991
   10,000    0.32%, 2/05/2009                                                                 9,994
   10,000    0.32%, 2/19/2009                                                                 9,993
                                                                                           --------
             Total U.S. Treasury Bills (cost: $114,917)                                     114,917
                                                                                           --------
             REPURCHASE AGREEMENTS (59.7%)
   39,000    Bank of America Securities, 0.11%, acquired 11/28/2008 and due on
              12/1/2008 at $39,000 (collateralized by $36,895 of U.S. Treasury,
              3.88%(b), due 5/15/2018; market value $39,783)                                 39,000
   50,000    Credit Suisse First Boston Corp., 0.30%, acquired 11/26/2008 and due
              12/01/2008 at $50,000 (collateralized by $44,035 of U.S. Treasury,
              4.38%, due 2/15/2038; market value $51,004)                                    50,000
   41,748    Deutsche Bank Securities, 0.20%, acquired 11/28/2008 and due
              12/01/2008 at $41,748 (collateralized by $45,934 of U.S. Treasury(c),
              2.00%, due 1/15/2026; market value $42,584)                                    41,748
   39,000    JP Morgan Chase Securities, 0.10%, acquired 11/28/2008 and due
              12/01/2008 at $39,000 (collateralized by $39,782 of U.S. Treasury,
              0.03%(d), due 1/22/2009; market value $39,780)                                 39,000
                                                                                           --------
             Total Repurchase Agreements (cost: $169,748)                                   169,748
                                                                                           --------

             TOTAL INVESTMENTS (COST: $284,665)                                            $284,665
                                                                                           ========

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at November 30, 2008, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

   (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

   (c) U.S. Treasury inflation-indexed notes -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value) $114,917
  Investments in repurchase agreements (cost approximates market value) 169,748
  Receivables:
     Capital shares sold                                                         450
     Interest                                                                      3
                                                                            --------
        Total assets                                                         285,118
                                                                            --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                     796
     Dividends on capital shares                                                   2
   Accrued management fees                                                        31
   Other accrued expenses and payables                                             5
                                                                            --------
        Total liabilities                                                        834
                                                                            --------
           Net assets applicable to capital shares outstanding              $284,284
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $284,294
  Overdistribution of net investment income                                      (10)
                                                                            --------
           Net assets applicable to capital shares outstanding              $284,284
                                                                            ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                284,294
                                                                            ========
  Net asset value, redemption price, and offering price per share           $   1.00
                                                                            ========

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $1,637
                                                                          ------
EXPENSES
   Management fees                                                           159
   Administration and servicing fees                                         127
   Transfer agent's fees                                                     145
   Custody and accounting fees                                                20
   Postage                                                                     8
   Shareholder reporting fees                                                  2
   Trustees' fees                                                              6
   Registration fees                                                          23
   Professional fees                                                          25
   Other                                                                       7
                                                                          ------
         Total expenses                                                      522
   Expenses paid indirectly                                                   (5)
                                                                          ------
         Net expenses                                                        517
                                                                          ------
NET INVESTMENT INCOME                                                     $1,120
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                               11/30/2008     5/31/2008
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    1,120     $   6,834
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (1,130)       (6,834)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      216,114       192,145
   Reinvested dividends                                             1,093         6,603
   Cost of shares redeemed                                       (152,380)     (169,453)
                                                               ------------------------
      Increase in net assets from capital share transactions       64,827        29,295
                                                               ------------------------
   Net increase in net assets                                      64,817        29,295

NET ASSETS
   Beginning of period                                            219,467       190,172
                                                               ------------------------
   End of period                                               $  284,284     $ 219,467
                                                               ========================
Overdistribution of net investment income:
   End of period                                               $      (10)    $       -
                                                               ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    216,114       192,145
   Shares issued for dividends reinvested                           1,093         6,603
   Shares redeemed                                               (152,380)     (169,453)
                                                               ------------------------
      Increase in shares outstanding                               64,827        29,295
                                                               ========================

See accompanying notes to financial statements.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                      $          -
Level 2 -- Other Significant Observable Inputs                 284,665,000
Level 3 -- Significant Unobservable Inputs                               -
--------------------------------------------------------------------------------
Total                                                         $284,665,000
--------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2008.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $5,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2008, the Fund incurred management fees, paid or payable to the Manager, of $159,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $127,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $2,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $145,000.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                                YEAR ENDED MAY 31,
                            ---------------------------------------------------------------------------------------------
                                2008             2008             2007             2006             2005             2004
                            ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                            ---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income          .00(c)           .03              .05              .04              .02              .01
Less distributions from:
  Net investment income         (.00)(c)         (.03)            (.05)            (.04)            (.02)            (.01)
                            ---------------------------------------------------------------------------------------------
Net asset value at end
  of period                 $   1.00         $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                            =============================================================================================
Total return (%)*                .50             3.32             4.83             3.57             1.53              .63
Net assets at end
  of period (000)           $284,284         $219,467         $190,172         $185,561         $173,983         $188,762
Ratios to average
  net assets:**
  Expenses (%)(b)                .41(a)           .43              .48              .46              .45              .43
  Net investment income (%)      .88(a)          3.21             4.72             3.52             1.50              .63

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the six-month period ended November 30, 2008, average net assets were
    $253,830,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                           BEGINNING            ENDING            DURING PERIOD*
                                         ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2008 -
                                          JUNE 1, 2008     NOVEMBER 30, 2008     NOVEMBER 30, 2008
                                         ---------------------------------------------------------
Actual                                     $1,000.00           $1,005.00               $2.06

Hypothetical
 (5% return before expenses)                1,000.00            1,023.01                2.08

* Expenses are equal to the Fund's annualized expense ratio of 0.41%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.50% for the six-month period of June 1, 2008, through November 30, 2008.

================================================================================

24  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------

ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------

TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------

CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------

INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------

MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       activity, and fund prices; or exchange or
                                     redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, Texas 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23416-0109                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.